ETFIS SERIES TRUST I

VIA EDGAR

August 22, 2016

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	ETFis Series Trust I (the “Trust”)

File Nos. 333-187668 and 811-22819

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iSectors® Post-MPT Growth ETF do not differ from those contained in Post-Effective Amendment No. 90 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on March 1, 2016.

If you have any questions or comments, please contact the undersigned at (212) 593-4383. Thank you for your consideration.

Sincerely,

/s/ William Smalley

William J. Smalley

President of the Trust